Raw Materials and Consumables Used	12 Months Ended
Dec. 31, 2021
Analysis Of Income And Expense [Abstract]
Raw Materials and Consumables Used

28. RAW MATERIALS AND CONSUMABLES USED

The detail of raw materials and consumables used presented in profit or loss for the years ended December 31, 2021, 2020 and 2019, is as follows:

	For the years ended December 31,
	2021	2020	2019
Raw Materials and Consumables Used	ThUS$	ThUS$	ThUS$
Energy purchases	(7,711,330)	(5,337,887)	(6,096,863)
Fuel consumption	(116,666)	(137,850)	(277,117)
Gas	(104,941)	(113,992)	(246,044)
Oil	(9,927)	(3,587)	(13,101)
Coal	(1,798)	(20,271)	(17,972)
Transportation costs	(1,020,192)	(1,016,486)	(1,110,921)
Costs from construction contracts	(1,186,239)	(807,671)	(770,356)
Other variable supplies and services	(416,956)	(256,021)	(285,766)
Total Raw Materials and Consumables Used	(10,451,383)	(7,555,915)	(8,541,023)